Expense Example {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Investor PRO-10 - Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871